Stock-based compensation (Details 3) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.62%	0.62%	0.77%
Expected life of options (years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days
Annualized volatility	72.00%	73.00%	75.00%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	CAD 0.24	CAD 0.18	CAD 0.15